Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The Company estimated Federal and state tax losses for the current year and recorded a full valuation allowance against all net deferred tax assets. As such, no income tax provision has been recorded for the current period. The Company may be subject to IRC Code Sections 382 and 383, which could limit the amount of the net operating loss and tax credit carryovers that can be used in future years. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Code Sections 382 and 383, or whether there have been ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future. The Company estimates that if such a change did occur, the federal and state net operating loss carryforwards and research and development credit carryforwards that can be utilized in the future will be significantly limited. There can be no assurances that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the carryforwards.

8. Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards. The Company has available at December 31, 2013, operating loss carryforwards of approximately $48,913,000, which may be applied against future taxable income and will expire in various years through 2033. At December 31, 2012, the Company had operating loss carryforwards of approximately $43,754,000. The increase in carryforwards for the year ended December 31, 2013 is approximately $5,159,000.

The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined at this time. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards, R&D credits, and accruals; therefore, no net deferred tax asset has been recognized. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2013 and 2012 follows:

	December 31, 2013	December 31, 2012
Statutory federal income tax rate	35%	35%
Permanent items	(12)%	(8)%
State income taxes, net of federal taxes	4%	4%
Change in valuation allowance	(30)%	(30)%
Tax credits claimed	2%	1%
Other	1%	(2)%

Effective income tax rate	0%	0%

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2008. The Company does not have any material uncertain tax positions as of December 31, 2013 and 2012. The Company does not believe it is reasonably possible that the total amount of unrecognized tax benefits as of December 31, 2013 will materially change in the next 12 months.

The Company may be subject to IRC Code Sections 382 and 383, which could limit the amount of the net operating loss and tax credit carryovers that can be used in future years. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Code Sections 382 and 383, or whether there have been ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future. The Company estimates that if such a change did occur, the federal and state net operating loss carryforwards and research and development credit carryforwards that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2013	December 31, 2012

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$298	$120
Deferred revenues	—	—

Current deferred tax assets	298	120
Valuation allowances	(298)	(120)

Net current deferred tax assets	$—	$—

Net operating loss carryforwards	19,224	17,150
Stock based compensation	2,987	2,532
Research and development tax credit	1,627	1,206
Other	51	10

Non-current deferred tax assets	23,889	20,898
Valuation allowances	(23,884)	(20,882)

Net non-current deferred tax assets	5	16
Non-current deferred tax liabilities	(5)	(16)

Net deferred tax assets	$—	$—

The components of the provision for income taxes were as follows:

	December 31, 2013	December 31, 2012

Current	$—	$—
Deferred	—	—

Total	$—	$—